Cover	12 Months Ended
Dec. 31, 2024 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-42290
Entity Registrant Name	HOMESTOLIFE LTD
Entity Central Index Key	0002023153
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	6 Raffles Boulevard
Entity Address, Address Line Two	#02-01/02
Entity Address, City or Town	Marina Square
Entity Address, Country	SG
Entity Address, Postal Zip Code	039594
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	HTLM
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	14,687,500
Entity Listing, Par Value Per Share | $ / shares	$ 0.0001
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	3487
Auditor Opinion [Text Block]	We have audited the accompanying combined and consolidated balance sheets of HomesToLife Ltd and its subsidiaries (collectively referred to as the “Company”) as of December 31, 2024 and 2023, the related combined and consolidated statements of operations and comprehensive income (loss), combined and consolidated statement of changes in shareholders’ equity and cash flows for each of the two years in the period ended December 31, 2024, and the related notes to the financial statements and schedule (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023 and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6 Raffles Boulevard
Entity Address, Address Line Two	#02-01/02
Entity Address, City or Town	Marina Square
Entity Address, Country	SG
Entity Address, Postal Zip Code	039594
City Area Code	+65
Local Phone Number	9730 3718
Contact Personnel Name	Chew Kwang Yong